Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of the Purchase Costs Paid Under the Terms of the Executed Agreements (Parentheticals)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Goodwill upon Acquisition [Member]
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of the Purchase Costs Paid Under the Terms of the Executed Agreements (Parentheticals) [Line Items]
Non-controlling interest	49.00%	49.00%